Goodwill - Additional Information (Detail)	Dec. 31, 2017	Oct. 15, 2009	Oct. 09, 2009	Dec. 31, 2000	Oct. 23, 1997	Sep. 05, 1997	Nov. 20, 1996	Aug. 31, 1993
Enel Distribución Río [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee				60.50%			42.00%
Additional Percentage Of Voting Equity Interests Acquired				18.50%
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee					48.50%
Enel Generacion El Chocon S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee								59.00%
Enel Distribucion Peru S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee		24.00%
EGP Cachoeira Dourada S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee						79.00%
Enel Generacion Peru S.A. [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee			29.3974%
Emgesa S.A. E.S.P. [Member]
Disclosure Of Information About Goodwill [Line Items]
Voting percentage of investee	56.43%				48.50%